Stockholders' Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Equity [Abstract]
Stockholders' Deficit

Note 10 - Stockholders' Deficit

Capital Stock

The Company was organized under the laws of the state of Nevada on July 27, 2004 and was subsequently reincorporated under the laws of the state of Delaware on November 10, 2015. In connection with the reincorporation, as approved by the stockholders, the Company changed its authorized capital stock to consist of (i) 100 million shares of Common Stock, $.001 par value, and (ii) 2 million shares of preferred stock, $0.001 par value, designated as Series A convertible preferred stock. In December 2015, the Company amended its Certificate of Incorporation to change its authorized capital stock to provide for 15 million authorized shares of preferred stock of which 7,515,000 was designated as Series B convertible preferred stock, par value $.001 per share.

Common Stock

The Company had 1,414,658 and 1,173,854 shares of Common Stock issued and outstanding as of September 30, 2019 and December 31, 2018, respectively.

During the nine months ended September 30, 2019, the Company issued an aggregate of 240,817 shares of Common Stock as follows:

●	an aggregate of 151,852 shares in connection with a public offering generating net proceeds to the Company of approximately $3.6 million, as further described below

●	an aggregate of 80,511 shares for the exercise of outstanding warrants for gross proceeds of $1.8 million (see Note 9 — Common Stock Warrants and Common Stock Warrant Liability for further details)

●	An aggregate of 5,274 shares for service as a result of the vesting of restricted stock units

●	152 shares for the exercise of stock options

●	1,099 shares for the cashless exercise of stock options and

●	an aggregate of 1,929 shares to certain employees in net settlement of bonus compensation totaling $32.

Public Offering

On July 16, 2019, the Company issued 151,852 shares of Common Stock, including 34,815 shares to the Company's chief executive officer and 371 shares to an employee of the Company, in a public offering of shares of the Company's Common Stock at $27.00 per share, resulting in net proceeds of approximately $3.6 million after deducting certain fees due to the placement agent and other transaction expenses. In addition, the Company issued a warrant to purchase 8,334 shares of the Company's Common Stock to the placement agent at an exercise price of $33.75 per share.

12. Stockholders' Deficit

Capital Stock

The Company was organized under the laws of the state of Nevada on July 27, 2004 and was subsequently reincorporated under the laws of the state of Delaware on November 10, 2015. In connection with the reincorporation, as approved by the stockholders, the Company changed its authorized capital stock to consist of (i) 100 million shares of Common Stock, $.001 par value, and (ii) 2 million shares of preferred stock, $0.001 par value, designated as Series A convertible preferred stock. In December 2015, the Company amended its Certificate of Incorporation to change its authorized capital stock to provide for 15 million authorized shares of preferred stock of which 7,515,000 was designated as Series B convertible preferred stock, par value $.001 per share.

Prior to November 10, 2015, the Company's authorized capital stock consisted of 100 million shares of Common Stock, $.001 par value, and 10 million shares of preferred stock, $.001 par value.

Common Stock

The Company had 1,173,854 and 820,210 shares of Common Stock issued and outstanding as of December 31, 2018 and 2017, respectively. During the year ending December 31, 2018, the Company issued 351,055 shares of Common Stock as follows:

●	an aggregate of 267,853 shares in connection with a Rights Offering generating net proceeds to the Company of approximately $5.1 million,

●	an aggregate of 73,783 shares for net proceeds of $2.1 million for the exercise of the Company's November 2017 warrants (see Note 10 — Common Stock Warrants and Common Stock Warrant Liability for further details),

●	695 shares for the cashless exercise of stock options to employees,

●	1,632 shares to a former employee for the net settlement of restricted stock units whose vesting accelerated upon the termination of their employment contract,

●	1,859 shares to a Board member in net settlement of Board compensation totaling $28 and

●	7,571 shares for the net settlement of restricted stock units that vested during the period.

Rights Offering

On August 13, 2018, the Company closed a Rights Offering. Pursuant to the Rights Offering, the Company accepted subscriptions for 267,853 units for a purchase price of $23.00 per unit, with each unit consisting of one share of the Company's Common Stock, par value $0.001 per share, and one warrant. Each warrant included in the unit was exercisable for one share of the Company's Common Stock at an exercise price of $23.00 per share. At closing of the Rights Offering, the Company issued 267,853 shares of its Common Stock and 267,853 warrants to purchase shares of its Common Stock at an exercise price of $23.00 per share. The Rights Offering generated net proceeds to the Company of approximately $5.1 million after the payment of fees and expenses related to the Rights Offering. In connection with the closing of the Rights Offering, the Company issued a warrant to purchase 13,393 shares of Common Stock to Maxim Partners LLC, an affiliate of the dealer-manager of the Rights Offering.

On November 8, 2017, the Company issued 293,000 shares of its Common Stock with a total of 232,875 detachable Common Stock warrants for net proceeds of $5.2 million in a second public offering of the Company's Common Stock. In connection with this Common Stock offering, the Company issued to Roth Capital Partners, LLC, as underwriter, warrants to purchase an additional 47,250 shares of Common Stock.

In addition, during the year ended December 31, 2017, the Company issued an aggregate of 19,331 shares of Common Stock as follows2,412 shares to consultants for services, valued at $137, to settle previous claims; 721 shares for the cashless exercise of stock options, 6,868 shares to certain employees and Board members in net settlement of bonus and Board compensation totaling $115 and 9,365 shares for the net settlement of restricted stock units that vested during the period.